SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2016
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2016 and 2015 are presented below:

	2016
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,318,009	$2,735,361	$2,621,565	$3,046,573
Expenses	377,744	251,717	219,498	313,708

Net income	$940,265	$2,483,644	$2,402,067	$2,732,865

Net income per unit	$0.072	$0.189	$0.183	$0.208

	2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$503,435	$7,860,360	$11,782,758	$5,933,562
Expenses	366,217	443,818	243,152	259,080

Net income	$137,218	$7,416,542	$11,539,606	$5,674,482

Net income per unit	$0.010	$0.565	$0.880	$0.433